Note 8 - Employment Contracts and Stock Compensation to Related Parties	15 Months Ended
Mar. 31, 2012
Related Party Transactions Disclosure [Text Block]

8.   Employment Contracts and Stock Compensation to Related Parties

On November 10, 2010, the Company’s compensation committee (the “Compensation Committee”) approved a five year Employment and Non-Compete Agreement for Mr. Silverman and a five year Employment and Non-Compete Agreement for Mr. Caragol. Beginning in 2011, Mr. Silverman and Mr. Caragol were to receive a base salary of $375,000 and $225,000, respectively. During the term, each executive was entitled to receive a minimum annual bonus for each calendar year of the term in an amount equal to a minimum of one (1) times such executive’s base salary.  Additionally, the Compensation Committee had the authority to approve a discretionary bonus for each year of the term. Pursuant to the agreements, Mr. Silverman and Mr. Caragol received 1,000,000 and 750,000 shares of restricted stock, respectively. These restricted shares are scheduled to vest 50% on January 1, 2012 and 50% on January 1, 2013.

On September 30, 2011, the Company entered into a First Amendment to Employment and Non-Compete Agreement (the “First Silverman Amendment”) with Mr. Silverman in connection with Mr. Silverman’s ceasing to be the Company’s Chief Executive Officer. The First Silverman Amendment amended the Employment and Non-Compete Agreement dated November 11, 2010 between the Company and Mr. Silverman and provided for, among other things, the issuance of restricted stock of the Company to Mr. Silverman in the aggregate amount of approximately $3.4 million (the “Restricted Stock”) in lieu of contractually-committed cash salary and bonus for 2012 through 2015. The Restricted Stock is to be issued based upon the average daily volume-weighted average price of the Company’s common stock for the five trading days preceding the date of the First Silverman Amendment. The Restricted Stock is subject to registration rights and price protection provisions, and was to be granted upon the earlier of (i) a reverse stock split or (ii) the receipt of stockholder approval to increase the number of authorized shares of common stock of the Company to at least 175 million shares. The Restricted Stock is price protected through the date on which the registration statement registering such shares becomes effective, such that if the value of the Restricted Stock at such time is less than the average daily volume-weighted average price of the Company’s common stock for the five trading days preceding the date of the First Silverman Amendment, additional shares will be issued to subsidize any shortfall. In connection with the execution of the First Silverman Amendment, a non-cash charge of approximately $3.4 million was recorded in the third quarter of 2011, for which a corresponding liability has been established in the accompanying consolidated balance sheet as of December 31, 2011. On January 27, 2012, the Company issued the Restricted Stock to Mr. Silverman, totaling 18.1 million shares.

On December 6, 2011, the Compensation Committee approved an Amended and Restated Employment, Consulting and Non-Compete Agreement (the “Amended and Restated Agreement”) between the Company and Mr. Silverman in connection with Mr. Silverman’s negotiated departure from the Board of Directors of the Company as of December 6, 2011 and his continued service as consultant to the Company until March 1, 2012. The Amended and Restated Agreement amends and restates the Employment and Non-Compete Agreement dated November 11, 2010 between the Company and Mr. Silverman and the First Silverman Amendment, and provides for, among other things, clarification of the terms of Mr. Silverman’s separation from the Company and continued vesting of Mr. Silverman’s unvested stock grants. The Company also granted Mr. Silverman a security interest in substantially all of the Company’s assets (the “Security Agreement”) until such time as the stock obligations under the Amended and Restated Agreement are fulfilled.

Under the Amended and Restated Agreement, the Company agreed to satisfy certain contractual obligations of $461,538 (the “Contractual Obligations”) through the issuance of 2,468,118 shares of common stock from the 2011 Plan to Mr. Silverman (the “Contractual Obligations Stock”) on January 2, 2012. If the Company receives $1,000,000 of proceeds from a financing transaction or a series of financing transactions between December 6, 2011 and the date in which a registration statement registering the Contractual Obligations Stock becomes effective, the Company is required to pay Mr. Silverman $100,000 in cash compensation in 2012 and Mr. Silverman will return 534,789 shares of common stock to the Company. If a registration statement for the Contractual Obligations Stock does not become effective on or before March 31, 2012, Mr. Silverman may return the Contractual Obligations Stock in exchange for cash compensation in the amount of $461,538, less any cash compensation payments made to Mr. Silverman as described herein. On January 2, 2012, the Company issued the Contractual Obligations Stock to Mr. Silverman. The Company filed a registration statement on Form S-1 for resale of the Restricted Stock (the “Registration Statement”) with the SEC on January 31, 2012, as amended February 2, 2012 and February 13, 2012.

On March 23, 2012, the Board of Directors approved a First Amendment to Amended and Restated Employment, Consulting and Non-Compete Agreement (the “First Amendment to Amended and Restated Employment Agreement”) between the Company and Mr. Silverman in connection with the elimination of any and all price protection provisions under the Amended and Restated Agreement and any other further registration rights obligations. Under the First Amendment to Amended and Restated Agreement the Company agreed to issue 13,500,000 shares of restricted stock of the Company to Mr. Silverman on March 23, 2012 (the “Price Protection Shares”). The Price Protection Shares were issued in order to (i) eliminate any and all price protection provisions under the Amended and Restated Agreement, including, but not limited to, any price protection provisions relating to a reverse stock split, and (ii) any further registration rights obligations.  The Price Protection Shares will be included on a pre-effective amendment to the Registration Statement to be filed with the SEC no later than March 30, 2012. Upon effectiveness of the Registration Statement, the Security Agreement will terminate. In connection with the issuance of the Price Protection Shares, a non-cash charge of approximately $1.5 million was recorded in the fourth quarter of 2011, based on the fair value of the shares at the date of issuance and for which a corresponding liability has been established in the accompanying consolidated balance sheet as of December 31, 2011.

On December 6, 2011, the Compensation Committee approved a First Amendment to Employment and Non-Compete Agreement (the “First Caragol Amendment”) between the Company and Mr. Caragol in connection with Mr. Caragol’s assumption of the position of Chairman of the Board of the Company effective December 6, 2011. The First Caragol Amendment amends the Employment and Non-Compete Agreement dated November 11, 2010, between the Company and Mr. Caragol and provides for, among other things, the elimination of any future guaranteed raises and bonuses, other than a 2011 bonus of $375,000 to be paid beginning January 1, 2012 in twelve (12) equal monthly payments. If in the reasonable discretion of the Board, the Company is unable to make the scheduled cash bonus payments, the Company shall have the option of (i) delaying payment(s), (ii) paying Mr. Caragol in restricted stock of the Company, or (iii) reaching some other mutually agreeable resolution with Mr. Caragol. The First Caragol Amendment obligates the Company to grant to Mr. Caragol an aggregate of 12.5 million shares of restricted stock over a 4 year period as follows: (i) 2.5 million shares upon execution of the First Caragol Amendment, which shall vest on January 1, 2014, (ii) 2.5 million shares on January 1, 2012, which shall vest on January 1, 2015, (iii) 2.5 million shares on January 1, 2013, which shall vest on January 1, 2015, (iv) 2.5 million shares on January 1, 2014, which shall vest on January 1, 2016, and (v) 2.5 million shares on January 1, 2015, which shall vest on January 1, 2016. The Company and Mr. Caragol have agreed to delay the issuance of the first and second restricted share grants, for a total of 5 million shares, until the Company has available shares under a stock incentive plan. Stock compensation expense related to the first and second restricted share grants totaled approximately $86,000 for the quarter ended March 31, 2012, and for which a total liability of approximately $101,000 has been reflected in the accompanying consolidated balance sheet as of March 31, 2012.